CONSOLIDATED STATEMENTS OF CASH FLOW $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Working capital (excluding cash and cash equivalents)	$ 2,105
Property and equipment, net	365
Deferred taxes, net	733
Intangible Assets including goodwill	11,251
Contingent consideration	(425)
Assets and liabilities of the acquired business, as of date of acquisition Total	14,029
Gain on bargain purchase	(10,515) [1]
Acquisitions of subsidiaries, net of cash acquired	$ 3,514

[1]	Gain on bargain purchase is attributed to two of the acquisitions, see Note 5 for more information